LONG-TERM INVESTMENTS - Movement of equity investment without readily determinable fair value measured at Measurement Alternative (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Movement of equity investment without readily determinable fair value measured at Measurement Alternative
Opening balance	$ 2,632,742	$ 2,261,787
Investment in Beijing Qucheng Technology Co., Ltd. ("Qucheng")		564,900
Impairment against investment in Qucheng	(27,541)	(128,204)
Foreign exchange adjustments	(60,411)	(65,741)
Ending balance	$ 2,544,790	$ 2,632,742